Property, Plant and Equipment - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Interest capitalized	$ 1	$ 1
Capital projects under construction	571	570
Depreciation expense	$ 375	$ 365